11. Employee and Director Benefit Programs (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Employee And Director Benefit Programs Details
Benefit obligation at beginning of period	$ 4,174	$ 3,993
Service cost	348	346	$ 334
Interest cost	68	67	65
Benefits paid	(229)	(232)
Benefit obligation at end of period	$ 4,361	$ 4,174	$ 3,993